FINANCIAL INSTRUMENTS	2 Months Ended
Dec. 31, 2023
Financial Instruments
FINANCIAL INSTRUMENTS

18.	FINANCIAL INSTRUMENTS

18.1	Market Risk (Including Interest Rate Risk and Currency Risk)

Market risk is the risk that the fair value or cash flows of a financial instrument will fluctuate due to changes in market prices. Market risk reflects interest rate risk, currency risk and other price risks.

18.1.1	Interest Rate Risk

At December 31, and October 31, 2023, the Company’s exposure to interest rate risk relates to long-term debt, convertible promissory notes, and finance lease obligations, but its interest rate risk is limited as the aforementioned financial instruments are fixed interest rate instruments.

18.1.2	Currency Risk

At December 31, 2023, the Company had accounts payable and accrued liabilities of CAD$155,679 (October 31, 2023 – CAD$190,169; October 31, 2022 - CAD$616,345). The Company is exposed to the risk of fluctuation in the rate of exchange between the Canadian Dollar and the United States Dollar.

18.1.3	Other Price Risk

Other price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices, other than those arising from interest rate risk or foreign currency risk and a change in the price of cannabis. The Company is not exposed to significant other price risk.

18.2	Credit Risk

Credit risk is the risk that one party to a financial instrument will cause a loss for the other party by failing to pay for its obligation.

Credit risk to the Company is derived from cash and trade accounts receivable. The Company places its cash in deposit with United States financial institutions. The Company has established a policy to mitigate the risk of loss related to granting customer credit by primarily selling on a cash-on-delivery basis.

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash deposits. Accounts at each institution are insured by the FDIC up to $250,000. At December 31, and October 31, 2023, the Company had $6,054,579 and $8,108,247 in excess of the FDIC insured limit, respectively.

Accounts receivable primarily consist of trade accounts receivable and sales tax receivable. The Company provides credit to certain customers in the normal course of business and has established credit evaluation and monitoring processes to mitigate credit risk. Credit risk is assessed on a case-by-case basis and a provision is recorded where required.

The carrying amount of cash, accounts receivable, and other receivables represent the Company’s maximum exposure to credit risk; the balances of these accounts are summarized in the following table:

	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$
Cash	6,804,579	8,858,247	1,582,384
Accounts Receivable	1,642,990	2,109,424	1,643,959
Notes Receivable	2,449,122	1,430,526	-
Total	10,896,691	12,398,197	3,226,343

The allowance for doubtful accounts at December 31, 2023, was $373,393 (October 31, 2023 - $165,347).

At December 31, 2023 and October 31, 2023 and 2022, the Company’s trade accounts receivable and other receivable were aged as follows:

	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$
Current	604,920	1,079,657	872,100
1-30 days	568,445	475,909	336,149
31 days-older	732,981	616,574	614,022
Total trade accounts receivable	1,906,346	2,172,140	1,822,271
GST /HST	110,037	102,631	86,407
Provision for bad debts	(373,393)	(165,347)	(264,719)
Total accounts receivable	1,642,990	2,109,424	1,643,959

Major customers are defined as customers that each individually account for greater than 10% of the Company’s annual revenues. During the transition period ended December 31, 2023, there was no major customer that accounted for greater than 10% of revenues (October 31, 2023 – no major customer accounted for over 10% of revenues; October 31, 2022 – one major customer accounted for 14% of revenues). There was one customer with an accounts receivable balance greater than 10% at December 31, 2023, in which the balance of the customer comprised 11% of the total accounts receivable balance (October 31, 2023 and 2022 – nil).

18.3	Liquidity Risk

Liquidity risk is the risk that an entity will have difficulties in paying its financial liabilities.

The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when they become due. At December 31, 2023, and October 31, 2023 and 2022, the Company’s working capital accounts were as follows:

	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$
Cash	6,804,579	8,858,247	1,582,384
Current assets excluding cash	8,807,958	8,563,290	6,327,629
Total current assets	15,612,537	17,421,537	7,910,013
Current liabilities	(11,770,203)	(13,004,181)	(5,315,904)
Working capital	3,842,334	4,417,356	2,594,109

The contractual maturities of the Company’s accounts payable and accrued liabilities, long-term debt, and lease payable occurs over the next three years as follows:

	Year 1	Over 1 Year - 3 Years	Over 3 Years - 5 Years
	$	$	$
Accounts payable and accrued liabilities	1,358,962	-	-
Lease liabilities	925,976	1,041,614	930,468
Convertible debentures	-	-	2,459,924
Debt	780,358	82,346	-
Business acquisition consideration payable	360,000	-	-
Total	3,425,296	1,123,960	3,390,392

18.4	Fair Values

The carrying amounts for the Company’s cash, accounts receivable, accounts payable and accrued liabilities, amounts due to employee/director, promissory notes and convertible promissory notes approximate their fair values because of the short-term nature of these items.

18.5	Fair Value Hierarchy

A number of the Company’s accounting policies and disclosures require the measurement of fair value for both financial and nonfinancial assets and liabilities. The Company has an established framework, which includes team members who have overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values. When measuring the fair value of an asset or liability, the Company uses observable market data as far as possible. The Company regularly assesses significant unobservable inputs and valuation adjustments. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

Level 1: unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; or

Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The carrying values of the financial instruments at December 31, 2023 are summarized in the following table:

	Level in fair value hierarchy	Amortized Cost	FVTPL
Financial Assets
Cash	Level 1	$6,804,579	$-
Accounts receivable	Level 2	1,642,990	-
Warrants asset	Level 1	-	1,761,382

Financial Liabilities
Accounts payable and accrued liabilities	Level 2	$1,358,962	$-
Debt	Level 2	862,704	-
Convertible debentures	Level 2	2,459,924
Business acquisition consideration payable	Level 2	360,000	-
Derivative liability	Level 2		7,471,519

The carrying values of the financial instruments at October 31, 2023 are summarized in the following table:

	Level in fair value hierarchy	Amortized Cost	FVTPL
Financial Assets
Cash	Level 1	$8,858,247	$-
Accounts receivable	Level 2	2,109,424	-
Warrants asset	Level 1	-	1,361,366

Financial Liabilities
Accounts payable and accrued liabilities	Level 2	$2,359,750	$-
Debt	Level 2	1,388,517	-
Convertible debentures	Level 2	2,412,762
Business acquisition consideration payable	Level 2	360,000	-
Derivative liability	Level 2		7,808,500

The carrying values of the financial instruments at October 31, 2022 are summarized in the following table:

	Level in fair value hierarchy	Amortized Cost	FVTPL
Financial Assets
Cash	Level 1	$1,582,384	$-
Accounts receivable	Level 2	1,643,959	-

Financial Liabilities
Accounts payable and accrued liabilities	Level 2	$1,821,875	$-
Debt	Level 2	2,608,822	-
Business acquisition consideration payable	Level 2	360,000	-

During the transition period ended December 31, 2023, and the years ended October 31, 2023 and 2022, there were no transfers of amounts between levels.